As filed with the Securities and Exchange Commission on or about March 10, 2003

Registration No. 333-101530

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

[   ]

Post-Effective Amendment No. 1

[√]

(Check appropriate box or boxes)

STRONG INCOME FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

100 Heritage Reserve

Menomonee Falls, Wisconsin  53051

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (414) 359-3400

Richard W. Smirl

Strong Capital Management, Inc.

100 Heritage Reserve

Menomonee Falls, Wisconsin  53051

 (Name and Address of Agent for Service)

Copies to:

Carol A. Gehl

Godfrey & Kahn, S.C.

780 North Water Street

Milwaukee, Wisconsin  53202

It is proposed that this filing will become effective immediately pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

EXPLANATORY NOTE

This Post-Effective Amendment No. 1 to the Registration Statement of Strong Income Funds, Inc. (“Registrant”) on Form N-14 hereby incorporates by reference Part A and Part B of Registrant’s Registration Statement on Form N-14 (File No. 333-101530), filed with the Securities and Exchange Commission on November 27, 2002.  The purpose of this Post-Effective Amendment No. 1 is to file as Exhibit 12 hereto the Opinion and Consent of Godfrey & Kahn, S.C. regarding certain tax matters.

PART C

OTHER INFORMATION

Item 15.  Indemnification

The information required in this item is incorporated by reference to Item 15 of Registrant’s Registration Statement on Form N-14 (File No. 333-101530), filed with the Securities and Exchange Commission on November 27, 2002.

Item 16.  Exhibits

No.

Description

Filed Herewith

(1)(a)

Articles of Incorporation dated September 19, 1996(2)

(1)(b)

Amendment to Articles of Incorporation dated August 30, 1996(2)

(1)(c)

Amendment to Articles of Incorporation dated June 24, 1997(3)

(1)(d)

Amendment to Articles of Incorporation dated February 22, 2000(5)

(1)(e)

Amendment to Articles of Incorporation dated April 9, 2001(7)

(1)(f)

Amendment to Articles of Incorporation dated July 13, 2001(8)

(1)(g)

Amendment to Articles of Incorporation dated September 13, 2002(11)

(1)(h)

Amendment to Articles of Incorporation effective September 30, 2002(12)

(1)(i)

Amendment to Articles of Incorporation effective November 8, 2002(12)

(1)(j)

Amendment to Articles of Incorporation effective January 29, 2003(19)

(2)(a)

Bylaws dated October 20, 1995(1)

(2)(b)

Amendment to Bylaws dated May 1, 1998(4)

(2)(c)

Amendment to Bylaws dated April 5, 2001(7)

(2)(d)

Amendment to Bylaws dated March 1, 2002(10)

(3)

Not applicable

(1)

Agreement and Plan of Reorganization(17)

(5)

Specimen Stock Certificate(5)

(6)(a)

Amended and Restated Investment Advisory Agreement(8)

(6)(b)

Subadvisory Agreement (Stable Value Fund)(19)

(7)(a)

Distribution Agreement(7)

(7)(b)

Class B and Class C Shares Distribution Agreement(11)

(7)(c)

Dealer Agreement(5)

(7)(d)

Mutual Fund Distribution and Shareholder Services Agreement(6)

(7)(e)

Services Agreement(5)

(8)

Not applicable

(1)

Custodian and Remote Access Agreement(7)

(10)(a)

Amended and Restated Rule 12b-1 Distribution Plan(8)

(10)(b)

Amended and Restated Rule 18f-3 Multiple Class Plan(10)

(1)

Opinion and Consent of Godfrey & Kahn, S.C. regarding the
validity of the shares to be issued by the Registrant(18)

(2)

Opinion and Consent of Godfrey & Kahn, S.C. regarding

X
certain tax matters

(13)(a)

Amended and Restated Transfer and Dividend Disbursing Agent
Agreement(10)

(13)(b)

Investor Class Shares Administration Agreement(9)

(13)(c)

Advisor Class Shares Administration Agreement(9)

(13)(d)

Institutional Class Shares Administration Agreement(9)

(13)(e)

Class A, B, and C Shares Administration Agreement(11)

(13)(f)

Class K Administration Agreement(19)

(14)

Consent of PricewaterhouseCoopers LLP (Boston, MA)(18)

(15)

Not applicable

(16)(a)

Power of Attorney dated December 27, 2001(9)

(16)(b)

Power of Attorney dated May 3, 2002(10)

(17)(a)

Form of Proxy ballot for State Street Research Tax-Exempt Fund(18)

(17)(b)

Preliminary Statement of Additional Information for Strong Advisor Municipal Bond Fund dated November 27, 2002(13)

(17)(c)

Prospectus for State Street Research Tax-Exempt Fund dated May 1, 2002(16)

(17)(d)

Statement of Additional Information for State Street Research
Tax-Exempt Fund dated May 1, 2002(16)

(17)(e)

Annual Report to Shareholders of the State Street Research Tax-Exempt
Fund for the fiscal year ended December 31, 2001(14)

(17)(f)

Semi-Annual Report to Shareholders of the State Street Research Tax-Exempt
Fund for the six months ended June 30, 2002(15)

(17)(g)

State Street Research Tax-Exempt Fund Proxy Voting Instructions(18)

______________

(1)

Incorporated herein by reference to Post-Effective Amendment No. 8 to Registrant’s Registration Statement on Form N-1A filed on or about December 14, 1995.

(2)

Incorporated herein by reference to Post-Effective Amendment No. 11 to Registrant’s Registration Statement on Form N-1A filed on or about February 26, 1997.

(3)

Incorporated herein by reference to Post-Effective Amendment No. 13 to Registrant’s Registration Statement on Form N-1A filed on or about June 27, 1997.

(4)

Incorporated herein by reference to Post-Effective Amendment No. 16 to Registrant’s Registration Statement on Form N-1A filed on or about December 31, 1998.

(5)

Incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant’s Registration Statement on Form N-1A filed on or about February 23, 2000.

(6)

Incorporated herein by reference to Post-Effective Amendment No. 21 to Registrant’s Registration Statement on Form N-1A filed on or about December 14, 2000.

(7)

Incorporated herein by reference to Post-Effective Amendment No. 23 to Registrant’s Registration Statement on Form N-1A filed on or about April 12, 2001.

(8)

Incorporated herein by reference to Post-Effective Amendment No. 25 to Registrant’s Registration Statement on Form N-1A filed on or about July 30, 2001.

(9)

Incorporated herein by reference to Post-Effective Amendment No. 26 to Registrant’s Registration Statement on Form N-1A filed on or about December 27, 2001.

(10)

Incorporated herein by reference to Post-Effective Amendment No. 28 to Registrant’s Registration Statement on Form N-1A filed on or about May 6, 2002.

(11)

Incorporated herein by reference to Post-Effective Amendment No. 32 to Registrant’s Registration Statement on Form N-1A filed on or about September 27, 2002.

(12)

Incorporated herein by reference to Post-Effective Amendment No. 33 to Registrant’s Registration Statement on Form N-1A filed on or about October 30, 2002.

(13)

Incorporated herein by reference to Post-Effective Amendment No. 36 to Registrant’s Registration Statement on Form N-1A filed on or about November 27, 2002.

(14)

Incorporated by reference to the State Street Research Tax-Exempt Trust Form N-30D relating to the State Street Research Tax Exempt Fund filed on or about February 28, 2002.

(15)

Incorporated by reference to the State Street Research Tax-Exempt Trust Form N-30D relating to the State Street Research Tax Exempt Fund filed on or about August 22, 2002

(16)

Incorporated herein by reference to Post Effective Amendment No. 25 to State Street Research Tax-Exempt Trust’s Registration Statement on Form N-1A filed on or about April 26, 2002.

(17)

Filed as Exhibit A to Part A of this Form N-14.

(18)

Incorporated herein by reference to the initial filing of this Registration Statement on Form N-14 filed on November 27, 2002.

(19)

Incorporated herein by reference to Post Effective Amendment No. 37 to Registrant’s Registration Statement on Form N-1A filed on or about January 30, 2003.

Item 17.  Undertakings

(1)

The undersigned Registrant agrees that prior to any public reoffering of the securities registered through use of a prospectus which is part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by other items of the applicable form.

(2)

The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it meets all of the requirements for the effectiveness of this Post-Effective Amendment No. 1 to this Registration Statement on Form N-14 pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Post-Effective Amendment No. 1 to this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereto duly authorized, in the Village of Menomonee Falls, and State of Wisconsin as of the 10th day of March, 2003.

STRONG INCOME FUNDS, INC.

(Registrant)

BY:  /s/ Richard W. Smirl_____________________

Richard W. Smirl, Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 1 to this Registration Statement on Form N-14 has been signed below by the following persons in the capacities and as of the date indicated.

Name	Title	Dated As Of
/s/ Richard S. Strong	Chairman of the Board (Principal Executive Officer) and a Director	March 10, 2003
Richard S. Strong
/s/ John W. Widmer	Treasurer (Principal Financial and Accounting Officer)	March 10, 2003
John W. Widmer
*	Director	March 10, 2003
Willie D. Davis
*	Director	March 10, 2003
William F. Vogt
*	Director	March 10, 2003
Stanley Kritzik
*	Director	March 10, 2003
Neal Malicky
*	Director	March 10, 2003
Gordan Greer

* Richard W. Smirl signs this document pursuant to the powers of attorney filed with Post-Effective Amendments No. 26 and 28 to the Registrant’s Registration Statement on Form N-1A.

By:   /s/ Richard W. Smirl_____________________

Richard W. Smirl